Taxes - Additional Information (Details) - COP ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of detailed information about income tax [Line Items]
Percentage of tax discount in the industry and commerce tax	50.00%		50.00%
Description of tax losses carry forward	Tax losses generated as of January 1, 2017, may be offset by the liquid income generated in the following 12 years.
Effective tax rate	33.80%	(73.00%)
Variation rate	(39.20%)
Limitations Covering Tax Return With Favourable Balance Period	3 years
Description of Change in Limitation Period upon Compliance of Given Condition	Returns filed by taxpayers that have made transactions, subject to the transfer pricing regulations, have a five-year statute of limitations, for the tax returns that are filed as of January 1, 2020.
Description of statute of limitations for tax return in which tax losses are originated or carried forward	For tax returns in which tax losses are carried forward, the statute of limitations will be 6 years (5 years from 2020) counted as of their filing date.
Description of Extending the Limitation upon the Compliance of Given Conditions	With respect to tax returns where tax losses are calculated, the statute of limitations will be 12 years and if the losses are carried forward within the last 2 years of the 12–year period, the statute of limitations will be extended up to 3 additional years from the year of offsetting.
Percentage of gains	10.00%
Deferred tax asset for tax losses	$ 3,541,693
Base temporary difference	827,710
Tax, temporary difference	$ 82,771
2020 [Member]
Disclosure of detailed information about income tax [Line Items]
Presumptive income tax			0.50%
2021 [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate	31.00%
Presumptive income tax	0.00%
2022 [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate	30.00%
Refinera de Cartagena
Disclosure of detailed information about income tax [Line Items]
Deferred tax asset for tax losses	$ 1,734,569
Andean Chemicals Ltd. [Member]
Disclosure of detailed information about income tax [Line Items]
Deferred tax asset for tax losses	1,852
Andean Chemicals Ltd. [Member] | Excess presumptive income
Disclosure of detailed information about income tax [Line Items]
Deferred tax asset for tax losses	4,332
Ecopetrol USA
Disclosure of detailed information about income tax [Line Items]
Deferred tax asset for tax losses	1,793,913
Invercolsa
Disclosure of detailed information about income tax [Line Items]
Deferred tax asset for tax losses	13,211
Hocol petroleum limited | Excess presumptive income
Disclosure of detailed information about income tax [Line Items]
Deferred tax asset for tax losses	12,077
Refinera de Cartagena S.A.S [Member] | Excess presumptive income
Disclosure of detailed information about income tax [Line Items]
Deferred tax asset for tax losses	$ 227,680
Ecopetrol Group
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate	31.00%
Bottom of range [member]
Disclosure of detailed information about income tax [Line Items]
Tariff Percentage	30.00%
Top of range [member]
Disclosure of detailed information about income tax [Line Items]
Tariff Percentage	31.00%
Free Trade Zone Area [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate	20.00%
Free Trade Zone Area [Member] | Ecopetrol Group
Disclosure of detailed information about income tax [Line Items]
Presumptive income, percentage on beginning equity	15.00%
Free trade zone with legal stability contract [Member] | Ecopetrol Group
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate	15.00%